Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2017
Prepaid Expenses and Other Current Assets.
Schedule of prepaid expenses and other current assets

	September 30,	December 31,
	2017	2016
Prepaid purchase orders	$2,850	$126
Prepaid insurance	662	69
Deposits	237	114
Other receivables	262	94
Prepaid expenses and other current assets	$4,011	$403